Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Segment Reporting

	2023
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Vinci Retirement Services	Corporate Center	Total
In Brazil	202,296	83,622	72,361	38,639	174	—	397,092
Abroad	71,925	5,643	10,222	2,105	—	—	89,895

Gross revenue from services rendered	274,221	89,265	82,583	40,744	174	—	486,987

Fund Advisory fee	2,700	—	36	40,744	—	—	43,480
Fund Management fee	266,245	76,711	77,749	—	174	—	420,879
Fund Performance fee	5,276	12,554	4,798	—	—	—	22,628
Taxes and contributions	(15,808)	(5,480)	(7,822)	(3,448)	(9)	—	(32,567)

Net revenue from services rendered	258,413	83,785	74,761	37,296	165	—	454,420
(-) General and administrative expenses	(48,864)	(24,293)	(20,257)	(9,700)	(9,256)	(124,928)	(237,297)
Share-based payments	(788)	(181)	96	—	—	(14,094)	(14,967)

Operating profit	208,762	59,312	54,600	27,596	(9,091)	(139,022)	202,156
Finance income							121,809
Finance cost							(54,580)
Finance result, net							67,229

Profit before income taxes							269,385
Income taxes							(49,926)
Profit for the period							219,459

	2022
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Vinci Retirement Services	Corporate Center	Total
In Brazil	151,660	86,690	79,888	20,699	—	—	338,937
Abroad	73,731	8,305	14,974	—	—	—	97,010

Gross revenue from services rendered	225,391	94,995	94,862	20,699	—	—	435,947

Fund Advisory fee	3,341	—	32	20,699	—	—	24,072
Fund Management fee	218,393	86,838	91,301	—	—	—	396,532
Fund Performance fee	3,659	8,158	3,526	—	—	—	15,343
Taxes and contributions	(11,816)	(5,684)	(8,561)	(1,791)	—	—	(27,852)

Net revenue from services rendered	213,577	89,312	86,298	18,908	—	—	408,095
(-) General and administrative expenses	(40,919)	(24,686)	(18,947)	(5,021)	(5,733)	(119,767)	(215,073)
Share-based payments	(1,150)	(230)	(414)	—	—	(12,482)	(14,276)

Operating profit	171,508	64,396	66,937	13,887	(5,733)	(132,249)	178,746
Finance income							112,133
Finance cost							(19,065)
Finance result, net							93,068

Profit before income taxes							271,814
Income taxes							(52,413)
Profit for the period							219,401

	2021
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total

In Brazil	138,403	98,542	74,373	66,829	—	378,147
Abroad	78,206	7,766	31,917	—	—	117,889

Gross revenue from services rendered	216,609	106,308	106,290	66,829	—	496,036

Fund Advisory fee	6,178	—	59	66,829	—	73,066
Fund Management fee	205,162	95,441	83,718	—	—	384,321
Fund Performance fee	5,269	10,867	22,513	—	—	38,649
Taxes and contributions	(11,488)	(9,108)	(4,202)	(5,780)	—	(30,578)

Net revenue from services rendered	205,121	97,200	102,088	61,049	—	465,458
(-) General and administrative expenses	(45,118)	(26,313)	(28,258)	(12,513)	(110,796)	(222,998)

Operating profit	160,003	70,887	73,830	48,536	(110,796)	242,460
Finance income						28,511
Finance cost						(13,129)
Finance result, net						15,382

Profit before income taxes						257,842
Income taxes						(49,227)
Profit for the year						208,615